Interest Expenses and Income	12 Months Ended
Dec. 31, 2018
Interest Expenses And Income
Interest Expenses and Income

20.	Interest expenses and income

The financial result essentially comprises ongoing interest expenses calculated using the effective interest method of the convertible bonds 2016/2021 and 2017/2011 placed in 2016 and 2017 (2018: EUR 191 thousand; 2017: EUR 189 thousand) and the EIB loan made available in July 2017 (2018: EUR 1,593 thousand; 2017: EUR 826 thousand).

The financial result in 2017 primarily related to the interest expenses on the 2009/2017 warrant bond calculated applying the effective interest method (EUR 0.3 million; 2016: EUR 0.5 million), the 2016/2021 and 2017/2011 convertible bonds placed in 2016 and 2017 (EUR 0.2 million; 2016: EUR 13 thousand) as well as the EIB loan made available in July 2017 (EUR 0.5 million; 2016: EUR 0). The aforementioned interest expenses on the warrant bond 2009/2017 of EUR 0.3 million (2016: EUR 0.5 million) included the opposite effect of EUR 0.2 million (2016: EUR 0.2 million) from the repurchase of part of the warrant bond on 28 February 2014. In August 2017, the warrant bond was repaid early at par plus accrued interest.